THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 14, 2008 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT.

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008
                                               ------------------

Check here if Amendment [X]; Amendment Number: 1
                                               ----
     This Amendment (Check only one.):     [ ] is a restatement.
                                           [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GPS Partners, LLC
Address:     2120 Colorado Avenue
             Suite 250
             Santa Monica, CA  90404


Form 13F File Number:         28-12285
                      ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Steven A. Sugarman
Title:      Partner
Phone:      (310) 496-5360

Signature, Place and Date of Signing:


   /s/ Steven A. Sugarman           Santa Monica, CA          February 17, 2009
   ----------------------           ----------------          -----------------
          [Signature]                [City, State]                  [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           ------------------------------

Form 13F Information Table Entry Total:    5
                                           ------------------------------

Form 13F Information Table Value Total:    $175,315
                                           ------------------------------
                                                         (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None



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

                                                           GPS PARTNERS, LLC
                                                               FORM 13F
                                                      Quarter Ended June 30, 2008


-----------------------------------------------------------------------------------------------------------------------------------
                                                        VALUE      SHRS OR  SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
                                                        -----      -------  ---  ----  ----------   ------       ----------------
NAME OF ISSUER               CLASS TITLE     CUSIP    (X$1,000)    PRN AMT  PRN  CALL  DISCRETION  MANAGERS     SOLE   SHARED  NONE
--------------               -----------     -----    ---------    -------  ---  ----  ----------  --------     ----   ------  ----
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL PRODUCT PARTNERS LP  COM UNIT LP   Y11082107     28,465  1,434,746  SH            SOLE               1,434,746
-----------------------------------------------------------------------------------------------------------------------------------

MAGELLAN MIDSTREAM HLDGS LP  COM LP INTS   55907R108     17,636    783,835  SH            SOLE                 783,835
-----------------------------------------------------------------------------------------------------------------------------------

REGENCY ENERGY PARTNERS LP   COM UNITS LP  75885Y107     51,316  2,110,901  SH            SOLE               2,110,901
-----------------------------------------------------------------------------------------------------------------------------------

TARGA RESOURCES PARTNERS LP  COM UNIT      87611X105      5,372    233,072  SH            SOLE                 233,072
-----------------------------------------------------------------------------------------------------------------------------------

WILLIAMS PARTNERS LP         COM UNIT LP   96950F104     72,526  2,207,802  SH            SOLE               2,207,802
-----------------------------------------------------------------------------------------------------------------------------------





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